Income Taxes (Introduction) (Details) - U.S. Tax Reform CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Tax Reform [Line Items]
Current corporate income tax rate	35.00%
Corporate income tax rate when reform is in effect	21.00%
Effective date of tax reform	Jan. 01, 2018
Decrease of net deferred income tax liability	CAD 1,764